Summary of Significant Accounting Policies and Basis of Presentation (Details)			1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 18, 2021 shares	Nov. 05, 2019	Oct. 16, 2019	Aug. 20, 2019	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Mar. 25, 2021 USD ($)
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Net tangible assets					$ 5,000,001
Ordinary shares subject to possible redemption					34,300,000
Additional paid-in capital					5,600,000
Accumulated deficit					$ 28,700,000
Subject to possible redemption (in Shares) | shares					3,433,013
Federal depository insurance corporation					$ 250,000
Maturity days					185 days
Warrants issued (in Shares) | shares					7,651,891
Private placement warrants (in Shares) | shares					6,767,927
Purchase of shares (in Shares) | shares	5,250,000				14,419,818
Deferred transaction costs									$ 19,700,000
VIECO USA, Inc. [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Maturity days			10 years	9 years
Deferred transaction costs					$ 6,300,000
Launch service revenue					6,000,000	$ 0
Launch service revenue for single customer					4,600,000
Engineering services revenue					1,200,000	1,400,000	$ 2,000,000	$ 500,000
Non-current deferred revenue					38,500,000		23,500,000
Current deferred revenue					$ 800,000		4,100,000
Launch services, description					the Company has four launch services and two engineering services revenue contracts for which it expects to transfer all remaining performance obligations to the customer by the fiscal year ending December 31, 2024 and December 31, 2022, respectively. The Company does not disclose information about remaining performance obligations for (a) contracts with an original expected length of one year or less, (b) revenues recognized at the amount at which it has the right to invoice for services performed, or (c) variable consideration allocated to wholly unsatisfied performance obligations. The remaining performance obligations of the three launch services and two engineering services revenue contracts met these exemptions.
Contract costs, net					$ 2,700,000
Cost of Revenue					25,400,000	1,900,000
Research and development costs					36,000,000	$ 101,500,000	$ 9,800,000	10,600,000
Estimated useful life							3 years
Operating segment							1
Reportable segment							1
Recognized revenue (in Shares) | shares							600
Total of revenue							$ 1,900,000
Non-current deferred revenue					38,492,000		23,520,000	71,546,000
Current deferred revenue					$ 828,000		4,119,000	4,183,000
Space agency, description		the Company was awarded £7.35 million, or $9.5 million, in grant funding to design, develop and manufacture ground support equipment and conduct mission planning to enable the horizontal launch of small satellites from Spaceport Cornwall at Cornwall Airport Newquay.
Grant reimbursement receivable							2,100,000	$ 1,400,000
Cash paid							$ 62,200,000
Stock-based compensation, description							The value of the portion of the grant that is ultimately expected to vest is recognized as expense during the requisite period. The Company has estimated the fair values for each option award as of the date of the grant using Black Scholes option pricing model. The options typically have a contractual term of 10 years. The stock options granted have an exercise price equal to the fair market value of the common stock on the grant date. The options generally vest over four years, the majority of which vest at a rate of 25% on the first anniversary of the grant date, with the remainder vesting ratably each month over the next three years.
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Ordinary shares subject to possible redemption (in Shares) | shares					38,259,457
Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Shares subject to forfeiture (in Shares) | shares	1,312,500